Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Licensing fees	$ 353,735	$ 167,661
Expenses
Research and development	2,196,364	709,260	$ 2,541,722
General and administrative	1,084,212	2,155,809	3,450,193
Loss before other items	(2,926,841)	(2,697,408)	(5,991,915)
Other items:
Accretion on preference shares	(33,289)
Accretion on put liability	(141,427)	(56,678)
Foreign exchange loss	(9,997)	(29,817)	(29,190)
Gain on debt settlement	107,395
Interest income		37	6,775
Net and comprehensive loss	$ (3,004,159)	$ (2,783,866)	$ (6,014,330)
Basic and diluted loss per share (in dollars per share)	$ (0.12)	$ (0.13)	$ (0.32)
Weighted average shares outstanding (in shares)	24,107,122	21,853,646	18,680,021